Columbia Intermediate Duration Municipal Bond Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
05/17/2025	2.330%	4,400,000	4,400,000
New York 1.0%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.850%	1,000,000	1,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.850%	6,000,000	6,000,000
New York City Municipal Water Finance Authority(b),(c)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	1.850%	1,090,000	1,090,000
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.850%	1,400,000	1,400,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	1.850%	1,000,000	1,000,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.850%	2,000,000	2,000,000
06/15/2050	1.850%	2,000,000	2,000,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.850%	1,795,000	1,795,000
Total			16,285,000
Total Floating Rate Notes (Cost $20,685,000)			20,685,000

Municipal Bonds 99.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,526,549
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,567,805
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	2,000,000	2,136,606
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,627,334
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series 2024C (Mandatory Put 11/01/32)
10/01/2055	5.000%	3,000,000	3,208,313
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,400,900
09/01/2037	5.000%	2,030,000	2,080,012
09/01/2041	5.000%	1,020,000	1,039,852
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,365,872
Total			30,953,243
Arizona 3.0%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,253,231
03/01/2042	5.000%	1,000,000	976,397
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	465,000	463,863
07/15/2040	4.000%	925,000	863,633
07/15/2050	4.000%	4,300,000	3,662,368
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	840,000	814,634
07/15/2049	5.000%	4,025,000	3,825,114
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	360,000	352,281
12/15/2039	5.000%	400,000	402,414
12/15/2049	5.000%	700,000	677,699

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,784,164
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,299,570
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,034,496
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,805,826
02/15/2046	5.000%	1,000,000	955,191
Series 2018
02/15/2048	5.000%	1,185,000	1,133,114
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,523,232
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,342,195
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	754,845
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,016,375
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,225,270
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,258,053
Series 2024A
01/01/2031	5.000%	2,780,000	3,108,539
01/01/2032	5.000%	850,000	959,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(a)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,673,707
Total			47,165,448
California 9.4%
Alvord Unified School District(d)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,345,125
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	3.500%	5,000,000	5,032,729
Burbank Unified School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	5.000%	1,325,000	1,325,000
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2024 (Mandatory Put 10/01/32)
08/01/2055	5.000%	1,000,000	1,059,307
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,096,391
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,002,560
04/01/2029	5.000%	1,650,000	1,654,125
04/01/2030	5.000%	1,700,000	1,704,195
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,092,623
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,013,320
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,493,523
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,814,369
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,515,025
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,558,080
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,913,832
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	456,571
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,418,092
09/01/2038	5.000%	1,000,000	1,124,411
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,125,437
Series 2017
05/15/2033	5.000%	1,350,000	1,390,750
05/15/2034	5.000%	1,000,000	1,029,069
05/15/2035	5.000%	2,200,000	2,260,875
City of Los Angeles Department of Airports(f)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,184,814
05/15/2040	5.250%	1,320,000	1,436,845
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,186,442
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,367,359
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,941,296
11/15/2031	5.000%	1,000,000	1,015,591
11/15/2032	5.000%	1,610,000	1,634,228
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,002,776
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,664,865
Escondido Union High School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	389,792
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,267,549
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	990,000	999,870
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,291,069
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,055,940
06/01/2029	5.000%	1,000,000	1,055,940
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,728,513
Lakeside Union School District/Kern County(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,645
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,041,109

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,150,305
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,097,373
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,708,493
Norman Y. Mineta San Jose International Airport(f)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,012,497
Pasadena Public Financing Authority(d)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,753,610
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,690,000	1,758,450
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	22,579,698
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	239,408
12/01/2028	5.000%	425,000	432,796
12/01/2030	5.000%	1,000,000	1,017,041
12/01/2031	5.000%	2,000,000	2,031,391
San Francisco City & County Airport Commission-San Francisco International Airport(f)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	6,860,000	7,525,733
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,740,805
San Jose Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,388,055
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,504,969
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,009,226
09/01/2033	5.000%	1,250,000	1,260,473
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	140,000	140,031
Total			148,044,406
Colorado 4.0%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,288,814
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,182,034
City & County of Denver Airport System(f)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,183,678
Series 2022D
11/15/2039	5.750%	2,250,000	2,536,837
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,389,210
11/15/2041	5.500%	1,000,000	1,105,231
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,034,285
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series 2024B
12/01/2035	5.000%	5,200,000	6,001,975
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,089,693
06/01/2047	5.000%	1,000,000	1,044,847
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,065,392
09/01/2050	4.000%	1,500,000	1,598,088
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,861,250
08/01/2049	4.000%	2,265,000	2,041,423
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	1,863,036
12/01/2028	5.000%	1,000,000	1,001,446
12/01/2030	5.000%	1,400,000	1,402,013
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,414,494
Series 2025A
12/01/2036	5.250%	3,500,000	4,118,410
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,921,478
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,517,151
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	2,943,843
University of Colorado(h)
Revenue Bonds
Series 2025A
06/01/2036	5.000%	2,500,000	2,902,780
Total			62,507,408
Connecticut 1.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,056,181
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,278,289
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,204,652
Series 2017A
04/15/2034	5.000%	3,000,000	3,097,296
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A
04/15/2036	5.000%	2,200,000	2,336,816
Series 2024F
11/15/2032	5.000%	5,000,000	5,688,462
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,218,183
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2024
07/01/2035	5.000%	2,580,000	2,976,719
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,042,360
Series 2017A
01/15/2033	5.000%	4,000,000	4,135,100
Series 2019A
11/01/2036	5.000%	1,485,000	1,563,764
Total			29,597,822
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,718,629
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	807,942
01/01/2042	5.000%	1,280,000	1,399,971
Total			5,926,542
District of Columbia 3.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,047,681
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,850,037
06/01/2046	5.000%	1,385,000	1,383,543
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,202,796
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,114,339

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,396,003
Metropolitan Washington Airports Authority(f)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,185,787
Series 2023A
10/01/2039	5.250%	1,400,000	1,514,482
Metropolitan Washington Airports Authority Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,715,659
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,760,312
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2025	0.000%	7,500,000	7,354,289
10/01/2026	0.000%	5,000,000	4,751,681
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,567,576
Total			48,844,185
Florida 5.1%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,964,146
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,763,898
Series 2018A
11/15/2043	5.000%	1,085,000	1,101,118
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,346,136
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,352,859
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	441,840
County of Broward Airport System(f)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	758,439
10/01/2031	5.000%	1,000,000	1,006,729
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,773,715
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	933,651
County of Miami-Dade Seaport Department(f)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,156,202
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,242,186
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	962,723
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2040	5.250%	5,765,000	6,321,019
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,556,768
06/01/2027	5.000%	1,295,000	1,325,505
Hillsborough County Aviation Authority(f)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,618,824
Miami-Dade County Educational Facilities Authority
Prerefunded 04/01/25 Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,006,476
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,168,374
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,036,695
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,153,882
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,586,134
05/15/2037	5.000%	2,500,000	2,532,712
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,526,421
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	415,000	423,186
01/01/2039	5.000%	300,000	302,105
01/01/2049	5.000%	1,000,000	970,632
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	759,230
01/01/2031	5.000%	935,000	946,007
01/01/2032	5.000%	1,100,000	1,112,548
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,133,130
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,512,944
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	2,928,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	429,290
12/15/2046	4.000%	500,000	404,368
12/15/2050	4.000%	500,000	388,735
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	63,382
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,001,658
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,513,540
Total			79,525,887
Georgia 3.1%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,931,509
07/01/2042	5.250%	950,000	1,032,157
City of Atlanta Water & Wastewater
Prerefunded 11/01/27 Revenue Bonds
Series 2018B
11/01/2043	5.000%	2,805,000	2,975,249
Revenue Bonds
Series 2018B
11/01/2043	5.000%	195,000	200,570
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,649,893
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	315,000	298,359
03/01/2037	5.000%	2,500,000	1,950,322
03/01/2052	5.125%	2,925,000	1,907,258
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,053,640

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,543,065
02/15/2042	5.000%	3,000,000	3,047,897
Series 2020
02/15/2040	4.000%	7,000,000	6,925,369
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,854,752
05/15/2031	5.000%	4,000,000	4,147,101
Series 2024D (Mandatory Put 04/01/31)
04/01/2054	5.000%	8,000,000	8,490,926
Main Street Natural Gas, Inc.(h)
Revenue Bonds
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	5,760,000	6,153,408
Total			49,161,475
Guam 0.1%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,338,309
12/01/2033	5.000%	1,000,000	1,020,000
Total			2,358,309
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,967,817
Illinois 15.7%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,541,470
Series 2018
04/01/2042	5.000%	1,500,000	1,511,447
04/01/2046	5.000%	1,250,000	1,252,897
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,575,072
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,027,506
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,344,954
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,240,727
Series 2018A
01/01/2038	5.000%	4,250,000	4,381,161
01/01/2039	5.000%	1,250,000	1,285,496
Series 2022
01/01/2038	5.000%	1,000,000	1,052,041
01/01/2039	5.000%	1,215,000	1,272,442
01/01/2040	5.000%	1,770,000	1,846,136
Series 2024C
01/01/2033	5.000%	2,000,000	2,159,732
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,006,658
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,811,109
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,016,275
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,740,526
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,285,775
Series 2019A
01/01/2040	5.000%	6,500,000	6,584,107
01/01/2044	5.000%	11,750,000	11,815,668
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,200,218
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,060,507
01/01/2035	5.000%	3,310,000	3,400,360
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017B
01/01/2033	5.000%	2,500,000	2,573,500
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,028,025
11/01/2027	5.000%	3,750,000	3,869,367
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,033,382
11/01/2029	5.000%	1,000,000	1,030,695
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,031,282
Cook County Community Consolidated School District No. 65 Evanston(d)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	264,812
12/01/2029	0.000%	400,000	320,178
12/01/2030	0.000%	1,130,000	862,206
12/01/2031	0.000%	1,500,000	1,086,749
Cook County School District No. 144 Prairie Hills(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,472,533
12/01/2029	0.000%	2,580,000	2,170,534
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,327,299
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,261,962
11/15/2031	5.000%	2,750,000	2,842,892
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,590,990
11/15/2036	5.250%	3,000,000	3,136,369
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,018,579
12/01/2047	5.000%	1,000,000	1,003,998
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,081,987
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,320,715
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,005,725
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,011,834
11/15/2027	5.000%	500,000	506,211
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	220,000	221,259
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,039,106
Series 2018A
05/15/2043	5.000%	5,000,000	5,049,229
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,169,550
04/01/2039	5.250%	2,085,000	2,368,954
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,275,343
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,153,730
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,911,168
Series 2019A
01/01/2031	5.000%	500,000	535,129
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	9,613,177
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,037,383

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,302,312
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,049,168
01/01/2030	5.000%	1,450,000	1,519,616
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,160,758
Series 2018A
01/01/2031	5.000%	2,000,000	2,093,672
Series 2018C
01/01/2043	5.250%	5,000,000	5,207,493
South Suburban College Community School District No. 510(d)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	972,161
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,806,004
10/15/2032	5.000%	1,335,000	1,354,224
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,194,715
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,120,452
11/01/2030	5.000%	1,000,000	1,027,381
Series 2019B
11/01/2034	4.000%	5,000,000	5,041,789
Series 2020
05/01/2039	5.500%	4,000,000	4,337,834
05/01/2045	5.750%	2,000,000	2,162,252
Series 2020C
05/01/2030	5.500%	1,500,000	1,602,966
Series 2021A
03/01/2039	4.000%	3,200,000	3,133,109
Series 2023B
05/01/2040	5.250%	1,690,000	1,836,017
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,128,818
Series 2018A
10/01/2029	5.000%	2,400,000	2,539,912
Series 2018B
10/01/2027	5.000%	2,300,000	2,403,644
10/01/2029	5.000%	5,000,000	5,291,483
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,333,156
Total			247,257,072
Indiana 0.8%
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,095,560
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,514,744
Series 2018
11/15/2038	5.000%	2,000,000	2,039,344
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,906,922
11/01/2030	3.000%	1,000,000	953,461
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2036	5.000%	2,500,000	2,890,422
Total			12,400,453
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,097,954
Series 2018A
05/15/2043	5.000%	1,000,000	1,004,075
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,207,451
Total			6,309,480
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,558,722
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,036,438
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,377,879
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month Term SOFR + 1.234% 12/01/2049	4.102%	7,000,000	7,005,531
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,333,512
10/01/2031	5.000%	3,500,000	3,586,777
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,065,689
10/01/2028	5.000%	1,850,000	1,910,458
Total			28,875,006
Louisiana 0.2%
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,532,084
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,546,941
Maryland 1.4%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,815,467
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	455,000	440,549
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,308,053
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,545,736
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,339,784
Total			21,449,589
Massachusetts 3.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	961,865
Series 2018A
01/01/2035	5.000%	10,000,000	10,518,822
Series 2019A
01/01/2037	5.000%	850,000	904,166
01/01/2039	5.000%	3,960,000	4,185,188
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,541,986
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,996,291
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,571,429
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,024,313
Series 2025
01/01/2040	5.250%	535,000	582,497
01/01/2042	5.250%	450,000	484,380

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,409,196
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,511,017
08/15/2033	5.000%	3,000,000	3,022,661
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,407,890
10/01/2035	5.000%	2,000,000	2,009,950
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,315,457
10/01/2036	5.000%	4,600,000	4,633,459
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,952,267
10/01/2037	5.000%	500,000	505,694
10/01/2047	5.000%	500,000	498,890
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,011,809
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	509,111
Massachusetts Port Authority(f)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,138,731
Total			57,697,069
Michigan 2.7%
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,709,115
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,911,545
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,384,110
11/01/2029	4.000%	940,000	942,698
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,014,352
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	956,920
07/01/2032	5.000%	1,500,000	1,509,818
07/01/2034	5.000%	500,000	502,700
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	176,250
07/01/2027	5.000%	600,000	603,878
07/01/2033	5.000%	5,000,000	5,034,779
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,789,151
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	4,046,347
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,108,364
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,439,573
Wayne County Airport Authority(f)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,042,181
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,375,975
Series 2015D
12/01/2030	5.000%	1,250,000	1,265,853
Total			42,813,609
Minnesota 1.4%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,782,982
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,017,316
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,690,950
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,084,046
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,435,190
Minneapolis-St. Paul Metropolitan Airports Commission(f)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,347,951
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,034,287
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,134
Total			22,392,856
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,449,977
01/01/2040	4.000%	1,100,000	1,055,120
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,534,575
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,535,545
Total			9,575,217
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,932,101
02/15/2049	4.000%	2,500,000	2,351,329
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,281,357
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,058,745
Kansas City Industrial Development Authority(f)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,022,402
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,103,865
08/15/2051	5.000%	2,405,000	2,141,232
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,012,620
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	968,210
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	225,000	224,688
Total			22,096,549
Nebraska 0.6%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,543,983
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,340,407
Total			8,884,390

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,030,846
09/01/2033	5.000%	1,000,000	1,028,307
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,519,747
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,110,025
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	270,000	270,690
Total			11,959,615
New Jersey 4.1%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,626,918
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,322,720
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,022,151
06/15/2031	5.000%	1,000,000	1,020,602
Series 2024AA
06/15/2041	5.250%	1,000,000	1,123,517
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,588,557
Series 2019
12/15/2033	5.000%	3,000,000	3,243,445
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,010,935
06/15/2044	4.000%	2,500,000	2,430,825
06/15/2050	4.000%	3,500,000	3,345,240
Series 2020AA
06/15/2038	4.000%	1,000,000	1,005,378
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,695,592
Series 2024CC
06/15/2035	5.000%	4,250,000	4,867,788
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	3,783,882
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,589,342
Series 2017G
01/01/2035	5.000%	6,000,000	6,286,159
Series 2024C
01/01/2042	5.000%	7,000,000	7,663,431
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,856,236
06/01/2032	5.000%	2,000,000	2,073,458
06/01/2033	5.000%	1,500,000	1,551,773
06/01/2034	5.000%	2,000,000	2,065,274
06/01/2046	5.250%	2,440,000	2,484,432
Total			63,657,655
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,353,715
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,775,000	1,810,544
Total			3,164,259
New York 8.4%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,021,089
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,311,802
08/01/2047	5.000%	1,000,000	997,238
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,174,532
03/01/2035	5.250%	2,500,000	2,640,010
03/01/2037	5.000%	1,120,000	1,170,161
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,578,273
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,168,425
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,743,281
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,019,563
09/01/2038	5.000%	1,500,000	1,693,202
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,903,471
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,370,271
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,102,021
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,131,113
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,850,808
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,655,437
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	464,509
New York State Dormitory Authority
Prerefunded 05/01/25 Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	9,872,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,521,791
Series 2018A
03/15/2037	5.250%	1,695,000	1,803,301
Series 2024B
03/15/2033	5.000%	3,250,000	3,751,081
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,519,191
New York State Dormitory Authority(h)
Refunding Revenue Bonds
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,487,122
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,491,331
01/01/2041	5.000%	1,000,000	1,104,002
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,689,036
New York Transportation Development Corp.(f)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,264,290
10/01/2045	4.375%	1,500,000	1,443,711
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,206,022
06/30/2041	5.250%	1,580,000	1,684,865
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,790,706
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,074,099
06/30/2040	5.500%	1,150,000	1,232,324
Port Authority of New York & New Jersey(f)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,116,603
Series 2023-238
07/15/2038	5.000%	4,300,000	4,592,754
Series 2023-242
12/01/2038	5.000%	1,400,000	1,496,156

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,430,814
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,132,026
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,118,234
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,684,767
05/15/2040	5.000%	1,750,000	1,951,896
05/15/2041	5.000%	2,500,000	2,767,705
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	966,578
TBTA Capital Lockbox Fund
Series 2025
12/01/2036	5.000%	1,425,000	1,637,454
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,020,353
06/01/2041	5.000%	1,000,000	1,011,722
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,636,008
Total			131,493,793
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,338,690
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	998,844
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,956,511
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	598,013
10/01/2045	5.000%	1,500,000	1,535,820
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,027,746
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,533,882
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,037,058
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,212,395
04/01/2036	4.000%	1,000,000	1,010,138
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,051,514
Total			20,300,611
Ohio 1.1%
Columbus Regional Airport Authority(f),(h)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2036	5.000%	3,510,000	3,812,513
01/01/2042	5.250%	4,175,000	4,498,025
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,027,907
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,251,845
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,125,504
03/01/2038	5.000%	1,500,000	1,678,609
03/01/2039	5.000%	2,000,000	2,228,121
Total			17,622,524
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,106,935
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,788,942
11/15/2045	5.250%	250,000	251,611
Total			4,147,488
Oregon 0.8%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,081,746
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,495,131
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,226,415
11/15/2039	5.000%	2,145,000	2,373,742
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	1,000,000	1,009,313
Total			12,186,347
Pennsylvania 3.8%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2043	5.000%	350,000	358,844
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,069,894
05/15/2047	5.000%	1,630,000	1,626,401
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,662,455
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,287,294
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,589,068
06/01/2032	5.000%	1,000,000	1,054,135
06/01/2033	5.000%	1,250,000	1,314,728
06/01/2034	5.000%	1,000,000	1,048,884
06/01/2035	5.000%	1,000,000	1,046,844
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	975,000	975,501
01/01/2028	5.000%	1,470,000	1,470,718
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,339,161
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,118,175
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,555,122
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	940,132
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	930,010

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,372,822
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,013,669
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,869,066
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,204,241
Pennsylvania Higher Educational Facilitites Authority(h)
Revenue Bonds
Trustees of the University of Pennsylvania (The)
Series 2025
02/15/2035	5.000%	4,190,000	4,884,979
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	2,991,317
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,123,905
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,290,741
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,642,119
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,072,509
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,563,241
Total			60,415,975
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,326,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,014,208
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,226,851
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,870,000	2,841,751
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,771,642
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	968,706
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	85,000	84,698
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	4,000,000	4,083,542
Series 2016B
12/01/2032	5.000%	3,265,000	3,345,999
Total			23,337,397
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,772,938
09/01/2030	5.000%	2,250,000	2,342,934
Total			4,115,872
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,006,261
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,892,658
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,023,693
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,209,110
05/15/2042	5.000%	2,250,000	2,472,516
Metropolitan Nashville Airport Authority (The)(f)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,056,935
Tennessee Energy Acquisition Corp.(c)
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	4,000,000	4,208,153
Total			18,869,326
Texas 7.3%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,193,613
08/01/2040	5.000%	3,000,000	3,278,018
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,009,135
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,043,198
02/15/2038	5.000%	1,250,000	1,290,160
Board of Regents of the University of Texas System(h)
Revenue Bonds
Series 2025A
08/15/2030	5.000%	2,600,000	2,883,819
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,563,585
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,100,927
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,021,466
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,549,910
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,010,114
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2027	5.000%	600,000	606,675
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,784,637
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,459,466
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,626,101
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	5,000,000	5,305,115
City of Houston Airport System(f)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,082,590
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,119,142
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,253,957
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,212,494
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,605,687

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,000,615
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,066,663
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,524,970
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,001,680
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	698,604
05/15/2027	5.000%	1,355,000	1,362,633
New Hope Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,850,625
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,800,000
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,030,338
01/01/2048	5.000%	5,000,000	5,128,490
North Texas Tollway Authority(d)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	6,585,547
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,550,214
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,913,539
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,198,870
11/15/2046	5.000%	1,250,000	1,227,087
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,963,340
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	299,559
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,156,014
Total			115,358,597
Utah 0.3%
City of Salt Lake City Airport(f)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,571,756
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,090,675
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,037,579
07/01/2033	5.000%	1,000,000	1,035,406
Total			4,735,416
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,154,387
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(j)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,333,331
Series 2015
09/01/2033	5.000%	1,000,000	1,005,448
Total			3,338,779
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,026,682
Washington 2.7%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,856,994
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	560,464
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,421,922
Series 2024A
07/01/2038	5.000%	5,500,000	6,194,584
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,278,194
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,111,098
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	730,000	730,399
12/01/2030	5.750%	2,820,000	2,839,426
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle(f)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	2,500,000	2,726,207
07/01/2041	5.250%	2,500,000	2,710,195
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	925,428
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	561,598
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	576,952
07/01/2035	6.750%	1,090,000	1,104,396
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	844,233
01/01/2038	5.000%	2,000,000	1,941,114
Total			42,383,204
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,761,155
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,718,354
West Virginia University(d)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,849,235
Total			8,328,744
Wisconsin 1.0%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,748,001

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,112
07/01/2047	5.000%	1,000,000	965,399
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,685,347
11/15/2030	5.000%	1,620,000	1,761,035
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	259,042
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,009,797
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,210,000	1,252,810
Wisconsin Center District(d)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,523,852
12/15/2034	0.000%	6,665,000	4,394,475
Total			16,419,870
Total Municipal Bonds (Cost $1,569,498,761)			1,566,226,041

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(k)	3,404,469	3,404,810
Total Money Market Funds (Cost $3,404,469)		3,404,810
Total Investments in Securities (Cost $1,593,588,230)		1,590,315,851
Other Assets & Liabilities, Net		(18,819,056)
Net Assets		$1,571,496,795
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $43,691,811, which represents 2.78% of total net assets.

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2025.

(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(f)	Income from this security may be subject to alternative minimum tax.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security in default.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2025, the total value of these securities amounted to $5,697,088, which represents 0.36% of total net assets.

(k)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2025 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

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